Shareholder Report, Holdings (Details) - C000093165	Jun. 30, 2024
SectorIndustrial Other
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
SectorInsruance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.20%
SectorCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	11.60%
SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	21.80%